Share repurchase	12 Months Ended
Dec. 31, 2017
Share repurchase
Share repurchase

31. Share repurchase

On November 17, 2014, the board of directors of the Company approved US$90 million share repurchase program, which provided authorization to purchase up to US$90 million worth of our outstanding ADSs. During the year ended December 31, 2015, the Company repurchased 14,855,815 shares at a cost of US$22,441 (RMB 139,753). When the shares are repurchased for retirement, the excess of cost over par value is charged entirely to retained earnings/(accumulated deficit).